DISPOSITIONS (Details) $ in Millions																1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 22, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jul. 04, 2025 USD ($) business	Jul. 01, 2025 USD ($)	May 27, 2025 USD ($)	Jan. 16, 2025 USD ($)	Sep. 17, 2024 USD ($)	Jun. 11, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 14, 2023 USD ($)	Nov. 10, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 07, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of businesses sold | business			3
Sale of business, initial redemption amount			$ 688
Sale of business interest, discount on net asset value, percent			8.60%
Gain (loss) on dispositions, net															$ 67			$ 325	$ 692	$ 4,686
Purchase of interests in investments accounted for using equity method	$ 146			$ 180	$ 168													402	$ 211	$ 234
Proportion of ownership interest received in merger				45.00%
Percentage of voting equity interests acquired	11.00%			10.00%	26.00%
Engineered components manufacturing operation | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on dispositions, net																		$ 49
Disposal group, statements of operating results
Disclosure of operating segments [line items]
Net gain on dispositions			$ 14
Disposal group, statements of changes in equity
Disclosure of operating segments [line items]
Net gain on dispositions			$ 280
Disposed of by sale | Engineered components manufacturing operation
Disclosure of operating segments [line items]
Net gain on dispositions													$ 3,900			$ 14
Gross proceeds						$ 484							3,800			$ 275
Gain (loss) on dispositions, net						$ 214
Intangibles and goodwill													2,400
Property, plant and equipment													1,000
Deferred tax assets													300
Borrowings													3,700
Other net liabilities													$ 100
Disposed of by sale | Dealer software and technology services operation
Disclosure of operating segments [line items]
Net gain on dispositions										$ 524	$ 42			$ 87
Gross proceeds										$ 628	$ 460			$ 490
Proportion of ownership interest in subsidiary										17.00%
Manufacturing Operation
Disclosure of operating segments [line items]
Sale of business interest, percent			12.00%
Software And Technology Services Operation
Disclosure of operating segments [line items]
Sale of business interest, percent			7.00%
Work Access Services Operation
Disclosure of operating segments [line items]
Sale of business interest, percent			5.00%
Indian Non-Bank Financial Services’ Non-Core Home Financing Operation
Disclosure of operating segments [line items]
Gross proceeds		$ 196
Gain (loss) on dispositions, net		$ 110
Returnable Plastic Packaging Operation
Disclosure of operating segments [line items]
Purchase of interests in investments accounted for using equity method				$ 180
Proportion of ownership interest received in merger				45.00%
Percentage of voting equity interests acquired				10.00%
Road Fuels Operation
Disclosure of operating segments [line items]
Gross proceeds																	$ 250
Gain (loss) on dispositions, net																	$ 483
Payments Processing Services Operation
Disclosure of operating segments [line items]
Gain (loss) on dispositions, net							$ 110
Invested incremental of equity							$ 156
Economic interest							11.00%
Real Estate Services Operation
Disclosure of operating segments [line items]
Gain (loss) on dispositions, net									$ 15
Real Estate Services Operation | Bottom of range
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary									28.00%
Real Estate Services Operation | Top of range
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary									42.00%
Canadian Aggregates Production Operation
Disclosure of operating segments [line items]
Gross proceeds								$ 140
Gain (loss) on dispositions, net								$ 84
Energy Services Operation
Disclosure of operating segments [line items]
Gross proceeds												$ 37
Gain (loss) on dispositions, net												$ 1